INTANGIBLE ASSETS	6 Months Ended
Jun. 30, 2025
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS

	As of
US$ MILLIONS	June 30, 2025	December 31, 2024
Cost	$20,338	$17,739
Accumulated amortization	(3,829)	(3,218)
Total	$16,509	$14,521
Intangible assets are allocated to the following cash generating units, or group of cash generating units:

	As of
US$ MILLIONS	June 30, 2025	December 31, 2024
North American residential decarbonization infrastructure operation	$2,988	$3,006
Brazilian regulated gas transmission operation	2,567	2,299
Canadian diversified midstream operation	1,726	1,718
North American rail operations	1,689	1,674
European residential decarbonization infrastructure business	1,313	1,196
Indian telecom tower operation(1)	1,150	1,175
Brazilian electricity transmission operation(1)	2,561	1,023
Global intermodal logistics operation	568	577
U.K. wireless infrastructure operation	599	549
North American retail colocation data center operation(1)	428	454
U.K. port operation	293	267
Other(2)	627	583
Total	$16,509	$14,521
1.Refer to Note 6, Acquisition of Businesses, for further details.
2.Other intangibles are primarily comprised of customer contracts at our Canadian natural gas gathering and processing operation, Colombian natural gas distribution operation, natural gas operation in India and contracted order book at our U.K. regulated distribution operation.
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2025	For the 12-month period ended December 31, 2024
Cost at beginning of the period	$17,739	$18,622
Additions through business combinations(1)	1,381	1,580
Additions, net of disposals	67	193
Assets reclassified as held for sale	(9)	(109)
Assets held by subsidiaries disposed during the period(2)	—	(17)
Non-cash disposals(3)	9	(1,053)
Foreign currency translation	1,151	(1,477)
Ending Balance	$20,338	$17,739
1.Refer to Note 6, Acquisition of Businesses, for further details.
2.Refer to Note 5, Disposition of Businesses, for further details.
3.Non-cash disposals for the year ended December 31, 2024 principally relates to the deconsolidation of our Peruvian toll road operations. Refer to Note 19, Related Party Transactions, for further details.
The following table presents the accumulated amortization for Brookfield Infrastructure’s intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2025	For the 12-month period ended December 31, 2024
Accumulated amortization at beginning of the period	$(3,218)	$(2,777)
Non-cash additions, net of disposals	15	68
Amortization	(425)	(824)
Disposals(1)	17	—
Held for sale	7	4
Foreign currency translation	(225)	311
Ending Balance	$(3,829)	$(3,218)
1.Refer to Note 5, Disposition of Businesses, for further details.